As filed with the Securities and Exchange                                          Registration No. 333-109860

Commission on September 17, 2010                                                   Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 16 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of

ING Life Insurance and Annuity Company

One Orange Way, Windsor, Connecticut 06095-4774

Depositor’s Telephone Number, including Area Code:  (860) 580-2824

J. Neil McMurdie, Senior Counsel

ING US Legal Services

One Orange Way, C1S, Windsor, Connecticut  06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

X	immediately upon filing pursuant to paragraph (b) of Rule 485 on ________________ pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Variable Annuity Contract

PARTS A AND B

The Prospectus and the Statement of Additional Information each dated April 30, 2010 are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 16 by reference to Registrant’s filing under Rule 497(c) as filed on May 4, 2010 and May 6, 2010 and under Rule 497(e) as filed on May 7, 2010, June 14, 2010, July 21, 2010 and July 27, 2010.

A supplement dated September 17, 2010 to the Prospectus and Statement of Additional Information is included in Parts A and B of this Post-Effective Amendment No. 16.

ING Life Insurance and Annuity Company

and its

Variable Annuity Account C

ING Map Plus NPSM

Supplement dated September 17, 2010 to the Contract Prospectus dated April 30, 2010, as amended

The following information updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

1.    The following is added to the cover of your Current Contract Prospectus:

The contract may include a transferred asset benefit (TAB) option.  If this option is available and selected by the contract holder, the expenses for the contract may be higher than the expenses for the contract without the TAB and the amount of the TAB may be offset by the additional charges associated with the TAB.

2.    Effective September 27, 2010 (or upon state regulatory approval, whichever is later), the Maximum Transferred Asset Benefit (TAB) charge will be raised to 1.00%. Accordingly, the maximum charge for the TAB option and related footnote and the Maximum Total Separate Account Annual Charges under the Separate Account Annual Expenses subheading in the Fee Table section on page 6 of the Contract Prospectus are deleted and replaced with the following:

Maximum Daily Asset Charge3                                      1.75%

Maximum Subaccount Administrative Adjustment

    Charge4                                                                         0.80% (on certain funds)

Maximum Transferred Asset Benefit Charge5             1.00%

Maximum Total Separate Account Annual Charges     3.55%

3   This is the maximum charge to cover mortality, expense, and administrative risks during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See “Fees - Daily Asset Charge.” During the income phase the charge is 1.25% on an annual basis. See “The Income Phase - Charges Deducted.”

4   The subaccount administrative adjustment charge applies to a select group of investment options, identified in the Fees section. The charge is only assessed on assets invested in these investment options, and varies based upon the investment option. For contracts issued before May 1, 2004 (or state regulatory approval of the maximum 0.80% charge, whichever is later), the maximum subaccount administrative adjustment charge is 0.50%. The maximum subaccount administrative adjustment charge we currently apply is 0.60%. See “Fees - Subaccount Administrative Adjustment Charge.”

5   This charge covers the costs associated with providing the transferred asset benefit, for contract holders who elect this option. For contracts issued prior to September 27, 2010 (or upon state regulatory approval of the maximum 1.00% charge, whichever is later), the maximum transferred asset benefit charge was 0.50%. This charge will apply for a maximum of 7 years from the date the contract is issued, depending upon the amount of the transferred asset benefit, and will apply to all participants under the contract, regardless of whether they receive the benefit of the transferred asset benefit. For example, if your participation in the contract begins after the transferred asset benefit is allocated to the contract, you will be subject to the transferred asset benefit charge even though you did not receive any of the transferred asset benefit.

3.    The hypothetical examples shown on page 7 of the Contract Prospectus are deleted and replaced with the following to reflect the revised Maximum Total Separate Account Annual Charges.

Example 1:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$1,002	$2,006	$2,910	$4,878	$502	$1,507	$2,510	$4,878

X.109860-10C	Page 1 of 2	September 2010

Example 2:

(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$913	$1,750	$2,499	$4,105	$408	$1,236	$2,080	$4,105

4.    The first sentence of the second paragraph under the Transferred Asset Benefit Option subheading on page 16 of the Contract Prospectus is deleted and replaced with the following:

In the event that the contract holder elects the TAB option, there will be an additional transferred asset benefit charge not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), and a reduction in the Fixed Plus Account II interest credited rate not to exceed 1.00% (not to exceed 0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), which will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the transferred asset benefit charge and decrease in the interest credited rate even though you did not receive any of the TAB.

5.    The following replaces the “Maximum Amount” subsection of the Transferred Asset Benefit Charge section on page 22 of the Contract Prospectus:

        Maximum Amount. 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later).

6.    The second sentence of the second paragraph under the Interest Rates subheading in Appendix I on page 46 of the Contract Prospectus is deleted and replaced with the following:

In the event that the transferred asset benefit option has been selected, the credited interest rate will be reduced in an amount not to exceed 1.00% (0.50% for contracts issued prior to September 27, 2010, or upon state regulatory approval of the maximum 1.00% charge, whichever is later), for a period not to exceed 7 years. This decrease in the credited interest rate will apply to all participants under the contract regardless of whether they receive the benefit of the TAB. For example, if your participation in the contract begins after the TAB is allocated to the contract, you will be subject to the decrease in the interest credited rate even though you did not receive any of the TAB.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers, LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.109860-10C	Page 2 of 2	September 2010

VARIABLE ANNUITY ACCOUNT C

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Incorporated by reference in Part A: Condensed Financial Information
(2)	Incorporated by reference in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2009
-	Statements of Operations for the year ended December 31, 2009
-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007
-	Consolidated Balance Sheets as of December 31, 2009 and 2008
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
-	Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(3.2)

Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(3.3)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

	(4.1)	Variable Annuity Contract (G-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.2)

Variable Annuity Contract Certificate (C-CDA(12/99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.3)

Endorsement (E-MMLOAN(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.4)

Endorsement (E-MMFPEX-99R) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.5)

Endorsement (E-MMGDB(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.6)

Endorsement (E-MMLSWC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.7)

Endorsement (E-MMTC(12/99)) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.8)

Endorsement (EMM-DAC-03) to Contract G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.9)

Endorsement (EMM-TABCert-03) to Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.10)

Endorsement (EMM-TABCont-03) to Contract C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.11)

Schedules: MM-HC401a-03; MM-HC401K-03; MMH-HC403b-03;
MM-HC403bv-03; MM-HC457bTE-03; and MM-HC457g-03 to Contract
G-CDA(12/99) and Contract Certificate C-CDA(12/99) • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(4.12)	Variable Annuity Contract (G-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.13)

Variable Annuity Contract Certificate (C-CDA-99(NY)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.14)

Endorsement (E-MMGDB-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.15)

Endorsement (E-MMLOAN-99(NY)) to Contract G-CDA-99(NY) and Contract Certificate C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.16)	Variable Annuity Contract (G-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
(4.17)

Variable Annuity Contract Certificate (C-CDA(99)) • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(4.18)

Endorsement E457b-C-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.19)

Endorsement E457b-T-01 to Contract G-CDA(12/99) and Contract Certificate
C-CDA(12/99) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 14, 2001.

(4.20)

Endorsement EEGTRRA-HEG(01) to Contracts GST-CDA-HO,
GLIT-CDA-HO, GIT-CDA-HO, GSD-CDA-HO, GLID-CDA-HO,
GID-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP),
G-CDA-IB(AORP), G-CDA-IB(ORP), G-CDA-IB(ATORP),
G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP),
G-CDA(12/99), A001RP95, A0Z0RV95, IA-CDA-IA, I-CDA-HD and
I-CDA-98(ORP) and Contract Certificates GTCC-HO, GDCC-HO,
GTCC-HD, GDCC-HD, GTCC-HF, GDCC-HF, GTCC-IA(RP),
GTCC-IB(AORP), GTCC-IB(AORP), GTCC-IB(ATORP),
GTCC-96(TORP), GTCC-96(ORP), C-CDA(12/99), A007RC95 and A027RV95 • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.21)	Variable Annuity Contract (G-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.22)

Variable Annuity Contract Certificate (C-CDA-01(NY)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.23)

Appendix A (Variable Provisions in Group Annuity Contract
G-CDA-01(NY)) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.24)	Statement of Variability to Contract G-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
(4.25)

Endorsement (E-MMLOAN-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.26)

Endorsement (E-GDB-01(NY)) to Contract G-CDA-01(NY) and Certificate C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.27)

Endorsement (EMMCC-01) to Contract G-CDA-01(NY) and Certificate
C-CDA-01(NY) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(4.28)

Endorsement E-403bR-09 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.29)

Endorsement E-403bTERM-08 to Contracts G-CDA-99(NY), G-CDA-01(NY) GST-CDA-HO, GLIT-CDA-HO, GIT-CDA-HO, G-CDA-HD, G-CDA-HF, G-CDA-IA(RP), G-CDA-IB(ATORP), G-CDA-IB(TORP), G-CDA-96(TORP), G-CDA-96(ORP), G-CDA(12/99), A001RP95 and A0Z0RV95, and Contract Certificates GTCC-HO, GTCC-HD, GTCC-HF, GTCC-IB(ATORP), GTCC-96(TORP), C-CDA(12/99) and C-CDA-99(NY) • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(4.30)	Variable Annuity Contract G-CDA-10
(4.31)	Variable Annuity Contract Certificate C-CDA-10
(4.32)

Endorsement EMM-DAC-10 to Contract G-CDA-10 and Contract Certificate
C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.33)

Endorsement EMM-TABCERT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(4.34)

Endorsement EMM-TABCONT-10 to Contract G-CDA-10 and Contract Certificate C-CDA-10 • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

(5.1)

Variable Annuity Contract Application (300 MOP-02(04/02)) • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 3 1, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity Company • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.2)

(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company) • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004.

(8.3)

(Retail) Amendment No. 2 dated July __, 2005 to Participation Agreement for Retail Mutual Funds dated as of October 1, 2000, as amended on January 1, 2003, by and among, AIM Distributors, Inc., ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.4)

(Retail) Shareholder Service Agreement dated as of October 1, 1998 for Sale of Shares of The AIM Mutual Funds between AIM Distributors, Inc. and Aetna Investment Services, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.5)

(Retail) Amendment made and entered into as of October 1, 2000 to Shareholder Service Agreement dated as of October 1, 1998 and amended with respect to Schedule A of the Agreement effective November 20, 1998 for Sale of Shares of AIM Mutual Funds between AIM Distributors, Inc., Aetna Investment Services, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 30, 2003.

(8.6)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.7)

(Retail) Amended and Restated Selling and Services Agreement and Fund Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.8)

(Retail) First Amendment dated February 5, 2009 to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.9)

(Retail) Second Amendment dated as of October 1, 2009 to the Amended and Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended, between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.10)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.11)

(Retail) Fund Participation Agreement effective as of October 26, 2000 between Alliance Fund Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.12)

Rule 22c-2 Agreement dated April 16, 2007 is effective as of October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.13)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated May 1, 2008 between ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc. (Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.14)

Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc. (Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.15)

(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life Insurance and Annuity Company, American Century Services Corporation, and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.16)

(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2004.

(8.17)

(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company and American Century Investment Services • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(8.18)

(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity Company, American Century Investment Services, Inc. and American Century Services, LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.19)

(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna Investment Services, Inc., Aetna Life Insurance and Annuity Company and American Century Investment Services • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(8.20)

(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(8.21)

(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and American Century Investment Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.

(8.22)

(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1, 2004 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century Investment Services, Inc. and American Century Services, LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.23)

(Retail) Fourth Amendment dated as of April 6, 2009 to the Selling and Services Agreement dated July 1, 2000 as amended on November 7, 2003, October 1, 2004 and April 1, 2007 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), American Century Investment Services, Inc. and American Century Services, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.24)

Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.25)

(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.26)

(Retail) First Amendment is made and entered into as of January 3, 2006 to the Participation Agreement dated January 1, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.27)

(Retail) Second Amendment effective November 1, 2006 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among American Funds Distributors, Inc., American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

(8.28)

(Retail) Third Amendment effective February 1, 2007 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006 and on November 1, 2006, by and among American Funds Distributors, Inc., American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

(8.29)

(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1, 2006 and February 1, 2007, by and among American Funds Distributors, Inc., American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.

(8.30)

(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1, 2007 and October 1, 2008, by and among American Funds Distributors, Inc., American Funds Service Company, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.31)

(Retail) Sixth Amendment effective May 1, 2009 to the Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1, 2007, October 1, 2008 and January 30, 2009, by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, American Funds Distributors, Inc. and American Funds Service Company • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2010.

(8.32)

(Retail) Selling Group Agreement among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.33)

(Retail) Supplemental Selling Group Agreement by and among American Funds Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.34)

(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group Agreement dated June 30, 2000 and effective January 1, 2003 between American Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.

(8.35)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.36)

(Retail) Fund Participation Agreement dated as of April 1, 1998 between Ariel Growth Fund and such other Ariel funds as may be listed on Schedule A attached hereto in the Agreement, Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.37)

(Retail) First Amendment made and entered into as of October 1, 2000 to Fund Participation Agreement dated as of April 1, 1998 between Ariel Fund (formerly Ariel Growth Fund) and Ariel Distributors, Inc. and Aetna Life Insurance and Annuity Company on its own behalf and on behalf of its Separate Account F • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.38)

(Retail) Second Amendment to Fund Participation Agreement made and entered into as of May 1, 2002 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable Annuity Separate Accounts B, C, D, and F • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.39)

(Retail) Third Amendment to Fund Participation Agreement made and entered into as of January 1, 2009 to Fund Participation Agreement dated as of April 1, 1998 and amended on October 1, 2000 between Ariel Investment Trust (with respect to Ariel Fund, formerly Ariel Growth Fund and Ariel Appreciation Fund) and Ariel Distributors, Inc. and ING Life Insurance and Annuity Company (formerly, Aetna Life Insurance and Annuity Company) on its own behalf and on behalf of its Variable Annuity Separate Accounts B, C, D, and F • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.40)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Ariel Distributors, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.41)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated November 30, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Artisan Partners Limited Partnership and Artisan Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.42)

Rule 22c-2 Agreement dated as of April 16, 2007 and is effective as of October 16, 2007 between Artisan Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.43)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.44)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.

(8.45)

(Retail) Fund Participation Agreement dated as of May 1, 2002 between Cramer Rosenthal McGlynn, LLC, Professional Funds Distributor, LLC, and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.46)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Professional Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.47)

(Retail) Service Agreement entered into August 1, 2002 among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.48)

(Retail) First Amendment dated as of July 29, 2005 to Service Agreement dated August 1, 2002 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.49)

(Retail) Letter Amendment dated as of April 29, 2008 to Service Agreement dated August 1, 2002 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Dodge & Cox and Boston Financial Data Services Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.50)

Rule 22c-2 Agreement effective October 16, 2007 between Dodge & Cox Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.51)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of October 9, 2007 by and among Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.52)

(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services Agreement and Participation Agreement dated October 9, 2007 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Eaton Vance Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.53)

(Retail) Second Amendment dated as of July 1, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated October 9, 2007 as amended on March 18, 2009 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, ING Institutional Plan Services, LLC, ReliaStar Life Insurance Company of New York, Eaton Vance Distributors, Inc., and the Eaton Vance Funds • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.54)

Rule 22c-2 Agreement dated October 16, 2007 between Eaton Vance Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.55)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.56)

First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.57)

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life Insurance and Annuity Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund V and Fidelity Distributors Corporation • Incorporated by reference to Pre-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75962), as filed on July 27, 2007.

(8.58)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.59)

Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.60)

First Amendment effective April 1, 2005 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.61)

Second Amendment effective April 1, 2006 to Service Contract between Fidelity Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.62)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.63)

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.64)

Amendment effective June 5, 2007 to Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.65)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.66)

Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) entered into as of April 16, 2007 among Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.67)

Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August 1, 2003.

(8.68)

Amendment dated October 9, 2006 to the Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity Company, ING Investors Trust and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21, 2006.

(8.69)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.70)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.71)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.72)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.73)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.74)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.75)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.

(8.76)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.77)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.78)

Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.79)

Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.80)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998 , as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.

(8.81)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.82)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.83)

(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.84)

(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 9, 2008.

(8.85)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.86)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.87)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.88)

Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.89)

Amendment dated November 1, 2004 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.90)

Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.91)

Amendment dated August 31, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 , November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.92)

Amendment dated December 7, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 , November 1, 2004, April 29, 2005, and August 31, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.93)

Amendment dated April 28, 2006 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 , November 1, 2004, April 29, 2005, August 31, 2005, and December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.94)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.95)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.

(8.96)

Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.

(8.97)

Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to  Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.98)

Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.

(8.99)

Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.100)

Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.

(8.101)

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.102)

(Retail) Fund Participation Agreement dated as of October 30, 2000 among INVESCO Funds Group, Inc., INVESCO Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.103)

(Retail) Fund Participation Agreement dated as of October 23, 2000 between Aetna Life Insurance and Annuity Company, The Lazard Funds, Inc. and Lazard Freres & Co. LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-134760), as filed on April 11, 2007.

(8.104)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Lazard (and its affiliates), ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrator Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.105)

(Retail) Participation Agreement made and entered into as of May 1, 1996 between Aetna Life Insurance and Annuity Company, Lord Abbett Family of Funds, and Lord, Abbett & Co., or a subsequently substituted affiliate thereof, Lord Abbett Distributor LLC • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.106)

(Retail) Amendment No. 1 dated as of February 1, 2001 to Participation Agreement dated as of May 1, 1996 between ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company), Lord Abbett Family of Funds, and Lord Abbett Distributor LLC • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.107)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.108)

(Retail) Selling and Services Agreement and Fund Participation Agreement made and entered into as of November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.109)

(Retail) Amendment dated as of September 30, 2008 to the Selling and Services Agreement and Fund Participation Agreement dated November 8, 2007 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.110)

(Retail) Second Amendment dated as of April 24, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 8, 2007 as amended on September 30, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, ING Institutional Plan Services, LLP, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.111)

(Retail) Third Amendment dated as of November 16, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated November 8, 2007 as amended on September 30, 2008 and April 24, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, NYLIFE Distributors LLC and NYLIM Service Company LLC (Mainstay) • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2010.

(8.112)

Rule 22c-2 Agreement effective November 2, 2007 between NYLIFE Distributors LLC and NYLIM Service Company LLC and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.113)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 22, 2009 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC and Neuberger Berman Management LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.114)

Rule 22c-2 Agreement dated April 16, 2007 and effective as of October 16, 2007 between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-100207), as filed on October 1, 2007.

(8.115)

(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 13, 2000.

(8.116)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.117)

(Retail) Selling and Services Agreement and Fund Participation Agreement as of October 15, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds Series Trust I and ALPS Distributors, Inc., • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.118)

(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.119)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.120)

First Amendment dated August 15, 2007 to Participation Agreement among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.121)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.122)

First Amendment dated August 15, 2007 to Services Agreement between PIMCO Variable Insurance Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company dated as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.123)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.124)

First Amendment dated August 15, 2007 to Services Agreement between Pacific Investment Management Company LLC (“PIMCO”), ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company effective and Allianz Global Investors Distributors LLC as of May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 23, 2008.

(8.125)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated March 11, 2003 by and among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.126)

(Retail) First Amendment entered into as of December 31, 2003 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC dated as of March 11, 2003 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.127)

(Retail) Second Amendment entered into as of July 1, 2005 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC and PIMCO Advisors Distributors LLC dated as of March 11, 2003 and amended on December 31, 2003 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.128)

(Retail) Third Amendment entered into as of October 1, 2008 to Selling and Services Agreement and Fund Participation Agreement between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Financial Advisers, LLC, ING USA Annuity and Life Insurance Company and Allianz Global Investors Distributors LLC (formerly known as PIMCO Advisors Distributors LLC) dated as of March 11, 2003 and amended on December 31, 2003 and July 1, 2005 • Incorporated by reference to Post-Effective Amendment No. 55 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 15, 2009.

(8.129)

(Retail) Fourth Amendment dated as of March 10, 2009 to Selling and Services Agreement and Fund Participation Agreement dated as of March 11, 2003 as amended on December 31, 2003, July 1, 2005 and October 1, 2008, by and between ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, ING USA Annuity and Life Insurance Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Allianz Global Investors Distributors LLC (formerly PIMCO Advisors Distributors LLC) • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.130)

Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.131)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.132)

Amendment No. 1 is made and entered into as of May 1, 2004 to Participation Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 13, 2005.

(8.133)

Amendment No. 2 is made and entered into as of August 15, 2007 to Participation Agreement between Pioneer Variable Contracts Trust, ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. made and entered into as of July 1, 2001 and as amended on May 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.

(8.134)

(Retail) Fund Participation Agreement dated as of September 21, 2000 among Aetna Life Insurance and Annuity Company, Pioneering Services Corporation and Pioneer Funds Distributor, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-105479), as filed on May 22, 2003.

(8.135)

(Retail) Amendment No. 1 made and entered into as of August 5, 2003 to Fund Participation Agreement dated as of September 21, 2000 among Pioneering Services Corporation, Pioneer Funds Distributor, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21, 2004.

(8.136)

(Retail) Amendment No. 2 effective as of April 1, 2003, and as amended on August 5, 2003 to Fund Participation Agreement dated as of September 21, 2000 by and among ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company), Pioneer Investment Management Shareholder Services, Inc. (f/k/a Pioneering Services Corporation) and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 18, 2006.

(8.137)

(Retail) Amendment No. 3 effective May 1, 2004, and as amended on August 5, 2003 and April 1, 2003 to Fund Participation Agreement dated as of September 21, 2000 by and among ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Pioneer Investment Management Shareholder Services, Inc. (f/k/a Pioneering Services Corporation) and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 18, 2006.

(8.138)

(Retail) Fourth Amendment effective March 1, 2008, and as amended on May 1, 2004, August 5, 2003 and April 1, 2003 to Fund Participation Agreement dated as of September 21, 2000 by and among ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Pioneer Investment Management Shareholder Services, Inc. (formerly Pioneering Services Corporation) and Pioneer Funds Distributor, Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.139)

(Retail) Trust Networking Agreement dated as of November 7, 2002 by and between Pioneer Investment Management Shareholder Services, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.140)

Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.141)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated December 29, 2006 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Ameriprise Financial Services, Inc. and RiverSource Service Corporation • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.142)

(Retail) First Amendment dated July 1, 2007 by and among Ameriprise Financial Services, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.143)

(Retail) Second Amendment dated January 1, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, RiverSource Service Corporation and RiverSource Distributors, Inc., • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.144)

(Retail) Side Letter dated March 26, 2009 and effective June 12, 2009 to Selling and Services Agreement and Fund Participation Agreement dated December 29, 2006 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, RiverSource Corporation and RiverSource Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.145)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between RiverSource Service Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.146)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Royce Fund Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.147)

(Retail) First Amendment dated as of January 1, 2009 to Selling and Services Agreement and Fund Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Royce Fund Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.148)

(Retail) Second Amendment dated as of November 6, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated June 27, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Royce Fund Services, Inc. and The Royce Fund • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2010.

(8.149)

Rule 22c-2 Agreement made and entered into June 27, 2008 between Royce Fund Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.150)

(Retail) Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.151)

(Retail) Amendment effective January 1, 2001 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.152)

(Retail) Amendment effective January 1, 2002 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.153)

(Retail) Amendment effective January 1, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.154)

(Retail) Amendment effective March 4, 2003 to Fund Participation Agreement dated as of October 10, 2000 between Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 16, 2004.

(8.155)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between T. Rowe Price Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.156)

(Retail) Selling and Services Agreement and Fund Participation Agreement entered into as of March 12, 2008 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Thornburg Investment Management and Thornburg Securities Corporation • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.157)

(Retail) First Amendment dated as of December 15, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated as of March 12, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLC, ING Financial Advisers, LLC, Thornburg Investment Management, Inc. and Thornburg Securities Corporation • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2010.

(8.158)

Rule 22c-2 Agreement operational as of October 16, 2007 between Thornburg Securities Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.159)

First Amendment to Rule 22c-2 Agreement dated as of December 15, 2009 by and between Thornburg Securities Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Systematized Benefits Administrators Inc. is made to Rule 22c-2 Agreement effective October 16, 2007 • Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2010.

(8.160)

(Retail) Fund Participation Agreement made and entered into on April 26, 2004 by and among Van Kampen Funds Inc., Van Kampen Investor Services, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.161)

(Retail) First Amendment dated January 1, 2008 to Fund Participation Agreement effective as of April 26, 2004 by and among Van Kampen Funds Inc., Van Kampen Investor Services, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.162)

(Retail) Letter Agreement to Fund Participation Agreement dated April 26, 2004 among Van Kampen Funds Inc., Van Kampen Investor Services, Inc. and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.163)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Van Kampen Funds Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2009.

(8.164)

Participation Agreement made and entered into on March 30, 2004 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 19, 2005.

(8.165)

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 15, 2008.

(8.166)

(Retail) Selling and Services Agreement and Fund Participation Agreement dated as of September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management and The Victory Portfolios • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.167)

(Retail) First Amendment dated as of March 18, 2009 to the Selling and Services Agreement and Fund Participation Agreement dated September 15, 2008 by and between ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Victory Capital Advisers, Inc., Victory Capital Management Inc., The Victory Portfolios and The Victory Institutional Funds • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.168)

Restated Rule 22c-2 Agreement dated April 2, 2009 between Victory Capital Advisers, Inc., The Victory Institutional Funds, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 18, 2009.

(8.169)

Selling and Services Agreement and Fund Participation Agreement dated September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 11, 2008.

(8.170)

First Amendment dated April 1, 2008 to Selling and Services Agreement and Fund Participation Agreement effective as of September 26, 2005 by and among ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Columbia Management Distributors, Inc. • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-109860), as filed on December 15, 2008.

(8.171)

Second Amendment dated February 18, 2009 by and among ING Life Insurance and Annuity Company, ING Institutional Plan Services, LLP, ING Financial Advisers, LLC, Columbia Management Distributors, Inc. and Columbia Management Services, Inc. to the Selling and Services Agreement and Fund Participation Agreement dated as of September 26, 2005 and amended on April 1, 2008 • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-130822), as filed on April 9, 2009.

(8.172)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.173)

First Amendment dated May 7, 2007 to Fund Participation Agreement effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, Wanger Advisors Trust, ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18, 2008.

(8.174)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.175)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(8.176)

(Retail) Consent to Assign Certain Agreement(s) agreed and accepted as of April 8, 2005 between Wells Fargo Funds Distribution, LLC, Wells Fargo Funds Management, LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007.

(8.177)

(Retail) First Amendment effective October 30, 2006 to Participation Agreement dated August 19, 2002 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-109860), as filed on April 13, 2007.

(8.178)

(Retail) Second Amendment effective August 1, 2007 to Fund Participation Agreement effective August 19, 2002, as amended on October 30, 2006 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(8.179)

(Retail) Third Amendment effective April 1, 2008 to Fund Participation Agreement effective August 19, 2002, as amended on August 1, 2007 and October 30, 2006 among ING Life Insurance and Annuity Company, Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC

(8.180)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between Wells Fargo Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-105479), as filed on April 11, 2008.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney • Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-109860), as filed on June 11, 2010.

Item 25.   Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Lynne R. Ford[3]	Director and Executive Vice President
Robert G. Leary[3]	Director
Michael S. Smith[4]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief Financial Officer
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Boyd G. Combs[2]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph R. Ferraro[1]	Senior Vice President
Mark B. Kaye[4]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
Timothy T. Matson[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[2]	Vice President
M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814	Vice President

Name and Principal Business Address	Positions and Offices with Depositor
Jeoffrey A. Block[6]	Vice President
Dianne C. Bogoian[1]	Vice President
Mary A. Broesch[4]	Vice President and Actuary
Cynthia M. Brooks[2]	Vice President
Kevin P. Brown[1]	Vice President
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Ida I. Colon[1]	Vice President and Chief Compliance Officer
Matthew L. Condos[1]	Vice President and Actuary
Kristi L. Cooper[6]	Vice President, Compliance
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
William Delahanty[2]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[2]	Vice President, Investments
Julie A. Foster[6]	Vice President
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President

Name and Principal Business Address	Positions and Offices with Depositor
Daniel P. Hanlon[1]	Vice President
Thomas N. Hanson[4]	Vice President and Actuary
Terry D. Harrell 7695 N. High Street Columbus, OH 43235	Vice President
Christine Hurtsellers[2]	Vice President
Mark E. Jackowitz 22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
William S. Jasien 12701 Fair Lakes Circle, Ste. 470 Fairfax, VA 22033	Vice President
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Gilbert E. Mathis[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Paul L. Mistretta[2]	Vice President
Pamela L. Mulvey[1]	Vice President

Name and Principal Business Address	Positions and Offices with Depositor
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[6]	Vice President
Tracey Polsgrove[1]	Vice President and Actuary
Deborah J. Prickett[6]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President, Compliance
Spencer T. Shell[2]	Vice President, Assistant Treasurer and Assistant Secretary
Frank W. Snodgrass 9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Christina M. Starks 2000 21st Avenue NW Minot, North Dakota 58703	Vice President
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su4	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[6]	Vice President

Name and Principal Business Address	Positions and Offices with Depositor
Mary Bebe Wilkinson[3]	Vice President
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary
Armand Aponte[3]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Beth Halberstadt[9]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
James Mayer[9]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
David L. Weiss[1]	Assistant Secretary

Name and Principal Business Address	Positions and Offices with Depositor
Diane I. Yell[10]	Assistant Secretary
Terry L. Owens[2]	Tax Officer

*     These individuals may also be directors and/or officers of other affiliates of the Company.

1     The principal business address of these directors and these officers is One Orange Way Windsor, Connecticut 06095.

2     The principal business address of this director and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3     The principal business address of these directors and these officers is 230 Park Avenue, New York, New York 10169.

4     The principal business address of this director and these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

5     The principal business address of this officer is 10 State House Square, Hartford, Connecticut 06103.

6     The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

7     The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.

8     The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

9     The principal business address of these officers is One Heritage Drive, North Quincy, Massachusetts 02171-2105.

10   The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.

Item 26.   Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Initial Registration Statement on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File No. 333-168047), as filed with the Securities and Exchange Commission on July 9, 2010.

Item 27.   Number of Contract Owners

As of August 31, 2010, there were 635,351 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 28.   Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS.  Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.  These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774.  Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.  Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.  Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer.  The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more.  These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries.  The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority.  An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.  This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.   Principal Underwriter

(a)    In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act).  ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)    The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Randall L. Ciccati[1]	Director
Brian D. Comer[1]	Director and Senior Vice President

Name and Principal Business Address	Positions and Offices with Principal Underwriter
William Wilcox[1]	Director and Chief Compliance Officer
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
M. Bishop Bastien 980 Ninth Street Sacramento, CA 95814	Vice President
Nancy B. Boccella[1]	Vice President
Dianne C Bogoian[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
Chris Cokinis[4]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
Mark E. Jackowitz 22 Century Hill Dr., Ste. 101 Latham, NY 12110	Vice President
Dave Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara J. Kesterson[4]	Vice President

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Christina Lareau[1]	Vice President
George D. Lessner, Jr. Richardson, Texas	Vice President
Katherine E. Lewis 10700 West Research Dr., Ste. 190 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Scott T. Neeb 4600 Ulster Street Denver, CO 80237	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass 9020 Overlook Blvd. Brentwood, TN 37027	Vice President
Christina M. Starks 2000 21st Avenue NW Minot, North Dakota 58703	Vice President

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Carl P. Steinhilber[1]	Vice President
Terran Titus[1]	Vice President
S. Bradford Vaughan, Jr. 2510 Pike Street, Ste. 2510 Seattle, WA 98101	Vice President
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
Terry L. Owens[2]	Tax Officer

1     The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.

2     The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3     The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

4     The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

5     The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

(c)    Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$44,259,566.54

*       Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2009.

Item 30.   Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31.   Management Services

Not applicable

Item 32.   Undertakings

Registrant hereby undertakes:

(a)    to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)    to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code.  See American Council of Life Insurance; SEC No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-109860) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of September, 2010.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Catherine H. Smith*
Catherine H. Smith President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Catherine H. Smith*	President and Director	)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	)	September
Thomas J. McInerney		)	17, 2010
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Lynne R. Ford*	Director and Executive Vice President	)
Lynne R. Ford		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C

Exhibit Index

Exhibit No.

Exhibit

24(b)(4.30)	Variable Annuity Contract G-CDA-10

24(b)(4.31)	Variable Annuity Contract Certificate C-CDA-10

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm